Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based On:		Net Income	Net Product Revenue
					Total Avadel Shareholder Return(4)	Peer Group Total Shareholder Return
FY23	$985,200	$8,879,717	$717,049	$4,474,506	$195.03	$115.84	$(160,276,000)	$27,963,000
FY22	$753,687	$683,408	$989,434	$679,356	$98.90	$111.66	$(137,464,000)	—
FY21	$2,531,446	$3,483,027	$2,368,247	$2,385,129	$110.77	$126.42	$(77,329,000)	—
FY20	$3,143,694	$2,811,853	$1,479,878	$934,617	$92.40	$126.98	$7,028,000	$22,334,000

(1)
The PEO for each of the periods is Gregory J. Divis.

(2)
The Non-PEO NEOs for 2023 were Thomas S. McHugh and Richard J. Kim. The Non-PEO NEOs for 2022 were Thomas S. McHugh, Richard J. Kim and Douglas Williamson. The Non-PEO NEOs for 2021 were Thomas S. McHugh and Richard J. Kim. The Non-PEO NEOs for 2020 were Thomas S. McHugh, Jordan S. Dubow and Phillandas T. Thompson.

(3)
The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

(4)
Shareholder return provides the value of ordinary shares as of December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020, assuming $100 was invested in our ordinary shares after the stock market closed on December 31, 2019.

	2023		2022		2021		2020
	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos
Total Compensation from Summary Compensation Table	$985,200	$717,049	$753,687	$989,434	$2,531,446	$2,368,247	$3,143,694	$1,479,878
Adjustments for Equity Awards
- Grant date fair value of option awards granted in fiscal year	—	—	—	$400,085	$1,668,854	$1,821,799	$2,246,694	$898,678
+ Fair value of fiscal year-end of outstanding and unvested stock awards and options awards granted in fiscal year	—	—	—	—	$1,629,988	$1,629,367	$2,206,504	$454,439
+ Change in fair value of outstanding and unvested stock awards and option awards granted in prior fiscal years	$3,856,717	$2,167,627	$127,702	$86,112	$703,940	$147,481	$(363,792)	$(53,565)
+ Fair value at vesting of stock awards and options awards granted in fiscal year that vested during fiscal year	—	—	—	—	—	—	—	—
	2023		2022		2021		2020
	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos
+ Change in fair value as of vesting date of stock awards and option awards granted in prior fiscal year for which applicable vesting conditions were satisfied during fiscal year	$4,037,800	$1,589,830	$(197,981)	$3,895	$286,507	$61,834	$72,141	$(47,457)
- Fiscal value as of prior fiscal year-end of stock awards and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	$7,894,517	$3,757,457	$(70,279)	$(310,078)	$951,581	$16,883	$(331,841)	$(545,261)
Compensation Actually Paid	$8,879,717	$4,474,506	$683,408	$679,356	$3,483,027	$2,385,129	$2,811,853	$934,617

Company Selected Measure Name	Net Product Revenue
Named Executive Officers, Footnote
(1)
The PEO for each of the periods is Gregory J. Divis.

(2)
The Non-PEO NEOs for 2023 were Thomas S. McHugh and Richard J. Kim. The Non-PEO NEOs for 2022 were Thomas S. McHugh, Richard J. Kim and Douglas Williamson. The Non-PEO NEOs for 2021 were Thomas S. McHugh and Richard J. Kim. The Non-PEO NEOs for 2020 were Thomas S. McHugh, Jordan S. Dubow and Phillandas T. Thompson.

PEO Total Compensation Amount	$ 985,200	$ 753,687	$ 2,531,446	$ 3,143,694
PEO Actually Paid Compensation Amount	$ 8,879,717	683,408	3,483,027	2,811,853
Adjustment To PEO Compensation, Footnote
(4)
Shareholder return provides the value of ordinary shares as of December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020, assuming $100 was invested in our ordinary shares after the stock market closed on December 31, 2019.

	2023		2022		2021		2020
	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos
Total Compensation from Summary Compensation Table	$985,200	$717,049	$753,687	$989,434	$2,531,446	$2,368,247	$3,143,694	$1,479,878
Adjustments for Equity Awards
- Grant date fair value of option awards granted in fiscal year	—	—	—	$400,085	$1,668,854	$1,821,799	$2,246,694	$898,678
+ Fair value of fiscal year-end of outstanding and unvested stock awards and options awards granted in fiscal year	—	—	—	—	$1,629,988	$1,629,367	$2,206,504	$454,439
+ Change in fair value of outstanding and unvested stock awards and option awards granted in prior fiscal years	$3,856,717	$2,167,627	$127,702	$86,112	$703,940	$147,481	$(363,792)	$(53,565)
+ Fair value at vesting of stock awards and options awards granted in fiscal year that vested during fiscal year	—	—	—	—	—	—	—	—
	2023		2022		2021		2020
	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos
+ Change in fair value as of vesting date of stock awards and option awards granted in prior fiscal year for which applicable vesting conditions were satisfied during fiscal year	$4,037,800	$1,589,830	$(197,981)	$3,895	$286,507	$61,834	$72,141	$(47,457)
- Fiscal value as of prior fiscal year-end of stock awards and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	$7,894,517	$3,757,457	$(70,279)	$(310,078)	$951,581	$16,883	$(331,841)	$(545,261)
Compensation Actually Paid	$8,879,717	$4,474,506	$683,408	$679,356	$3,483,027	$2,385,129	$2,811,853	$934,617

Non-PEO NEO Average Total Compensation Amount	$ 717,049	989,434	2,368,247	1,479,878
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,474,506	679,356	2,385,129	934,617
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Shareholder return provides the value of ordinary shares as of December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020, assuming $100 was invested in our ordinary shares after the stock market closed on December 31, 2019.

	2023		2022		2021		2020
	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos
Total Compensation from Summary Compensation Table	$985,200	$717,049	$753,687	$989,434	$2,531,446	$2,368,247	$3,143,694	$1,479,878
Adjustments for Equity Awards
- Grant date fair value of option awards granted in fiscal year	—	—	—	$400,085	$1,668,854	$1,821,799	$2,246,694	$898,678
+ Fair value of fiscal year-end of outstanding and unvested stock awards and options awards granted in fiscal year	—	—	—	—	$1,629,988	$1,629,367	$2,206,504	$454,439
+ Change in fair value of outstanding and unvested stock awards and option awards granted in prior fiscal years	$3,856,717	$2,167,627	$127,702	$86,112	$703,940	$147,481	$(363,792)	$(53,565)
+ Fair value at vesting of stock awards and options awards granted in fiscal year that vested during fiscal year	—	—	—	—	—	—	—	—
	2023		2022		2021		2020
	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos	PEO	Average Non-PEO Neos
+ Change in fair value as of vesting date of stock awards and option awards granted in prior fiscal year for which applicable vesting conditions were satisfied during fiscal year	$4,037,800	$1,589,830	$(197,981)	$3,895	$286,507	$61,834	$72,141	$(47,457)
- Fiscal value as of prior fiscal year-end of stock awards and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	$7,894,517	$3,757,457	$(70,279)	$(310,078)	$951,581	$16,883	$(331,841)	$(545,261)
Compensation Actually Paid	$8,879,717	$4,474,506	$683,408	$679,356	$3,483,027	$2,385,129	$2,811,853	$934,617

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 195.03	98.9	110.77	92.4
Peer Group Total Shareholder Return Amount	115.84	111.66	126.42	126.98
Net Income (Loss)	$ (160,276,000)	$ (137,464,000)	$ (77,329,000)	$ 7,028,000
Company Selected Measure Amount	27,963,000			22,334,000
PEO Name	Gregory J. Divis.
PEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,894,517	$ (70,279)	$ 951,581	$ (331,841)
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,668,854)	(2,246,694)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,629,988	2,206,504
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,856,717	127,702	703,940	(363,792)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,037,800	(197,981)	286,507	72,141
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,757,457	(310,078)	16,883	(545,261)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(400,085)	(1,821,799)	(898,678)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,629,367	454,439
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,167,627	86,112	147,481	(53,565)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,589,830	3,895	61,834	(47,457)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount